Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 25, 2021
Entity Registrant Name	dei_EntityRegistrantName	VALIC Co I
Entity Central Index Key	dei_EntityCentralIndexKey	0000719423
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 27, 2021
Document Effective Date	dei_DocumentEffectiveDate	Apr. 27, 2021
Small Cap Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is managed by two subadvisers, J.P. Morgan Investment Management Inc. (“JPMIM”) and T. Rowe Price Associates, Inc. (“T. Rowe Price”).

In managing its portion of the Fund, JPMIM employs a process to identify companies that have a history of above-average growth or which JPMIM believes will achieve above-average growth in the future. Growth companies purchased for the Fund include those, in the opinion of JPMIM, with leading competitive positions, predictable and durable business models and management that can achieve sustained growth.

T. Rowe Price manages the Fund’s investments in certain privately placed securities which will be transferred to the Fund as part of the Reorganization, but does not currently intend to invest in additional privately placed securities. Investments in privately placed securities are a non-principal investment strategy of the Fund.